Related Party Transactions (Details) - Related Party - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Related Party Transactions [Line Items]
Aggregate amounts		$ 149,757
Xuefen Zhang [Member]
Related Party Transactions [Line Items]
Aggregate amounts		$ 149,757